Segment Reporting - Schedule of Total Current Assets (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Total Current Assets [Line Items]
Total current assets	€ 59,837	€ 66,560	€ 115,042
Europe [Member]
Schedule of Total Current Assets [Line Items]
Total current assets	145,202	130,346	108,877
North America [Member]
Schedule of Total Current Assets [Line Items]
Total current assets	7,708	9,613	33,870
Eliminations [Member]
Schedule of Total Current Assets [Line Items]
Total current assets	€ 93,073	€ 73,398	€ 27,705